UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Cadian Capital Management, LLC

Address:    461 Fifth Avenue
            24th Floor
            New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York          August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $672,203
                                         (thousands)


List of Other Included Managers:

No.               Form 13F File Number               Name

1.                028-12841                          Cadian Fund LP

2.                028-12845                          Cadian Offshore Fund Ltd.



                                                      FORM 13F INFORMATION TABLE
                                                    Cadian Capital Management, LLC
                                                             June 30, 2009



COLUMN 1                        COLUMN  2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS      SOLE   SHARED  NONE
3PAR INC                      COM               88580F109    4,650     375,000 SH           DEFINED   1,2       375,000
ABERCROMBIE & FITCH CO        CL A              002896207   31,550   1,242,600 SH           DEFINED   1,2     1,242,600
AKAMAI TECHNOLOGIES INC       COM               00971T101    1,439      75,000 SH           DEFINED   1,2        75,000
AMDOCS LTD                    ORD               G02602103    3,153     147,000 SH           DEFINED   1,2       147,000
AMERICAN SUPERCONDUCTOR CORP  COM               030111108    6,111     232,800 SH           DEFINED   1,2       232,800
AMKOR TECHNOLOGY INC          COM               031652100    8,850   1,875,000 SH           DEFINED   1,2     1,875,000
CADENCE DESIGN SYSTEM INC     COM               127387108   20,900   3,542,319 SH           DEFINED   1,2     3,542,319
COLE KENNETH PRODTNS INC      CL A              193294105      685      97,400 SH           DEFINED   1,2        97,400
CONCEPTUS INC                 COM               206016107      845      50,000 SH           DEFINED   1,2        50,000
E M C CORP MASS               COM               268648102   15,720   1,200,000 SH           DEFINED   1,2     1,200,000
ELECTRONIC ARTS INC           COM               285512109   25,542   1,175,980 SH           DEFINED   1,2     1,175,980
GREEN MTN COFFEE ROASTERS IN  COM               393122106   11,824     200,000      PUT     DEFINED   1,2       200,000
GSI COMMERCE INC              COM               36238G102    8,915     625,585 SH           DEFINED   1,2       625,585
GT SOLAR INTL INC             COM               3623E0209    1,631     306,000 SH           DEFINED   1,2       306,000
HIBBETT SPORTS INC            COM               428567101    1,800     100,000      PUT     DEFINED   1,2       100,000
HOLOGIC INC                   COM               436440101   26,835   1,883,150 SH           DEFINED   1,2     1,883,150
ICONIX BRAND GROUP INC        COM               451055107    1,538     100,000 SH           DEFINED   1,2       100,000
ICONIX BRAND GROUP INC        COM               451055107    3,076     200,000      PUT     DEFINED   1,2       200,000
INTEGRATED DEVICE TECHNOLOGY  COM               458118106      114      18,888 SH           DEFINED   1,2        18,888
INVENTIV HEALTH INC           COM               46122E105   41,411   3,060,683 SH           DEFINED   1,2     3,060,683
IXIA                          COM               45071R109   22,691   3,366,682 SH           DEFINED   1,2     3,366,682
LIFE TIME FITNESS INC         COM               53217R207    6,190     309,355 SH           DEFINED   1,2       309,355
LIONBRIDGE TECHNOLOGIES INC   COM               536252109    1,532     832,458 SH           DEFINED   1,2       832,458
LULULEMON ATHLETICA INC       COM               550021109    2,606     200,000 SH           DEFINED   1,2       200,000
MAGMA DESIGN AUTOMATION       COM               559181102      862     598,486 SH           DEFINED   1,2       598,486
MASTERCARD INC                CL A              57636Q104   30,877     184,550 SH           DEFINED   1,2       184,550
MENTOR GRAPHICS CORP          COM               587200106    1,012     184,955 SH           DEFINED   1,2       184,955
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0   587200AF3      556     711,000 PRN          DEFINED   1,2       711,000
MF GLOBAL LTD                 SHS               G60642108   32,098   5,412,800 SH           DEFINED   1,2     5,412,800
MICRON TECHNOLOGY INC         COM               595112103   16,078   3,177,400 SH           DEFINED   1,2     3,177,400
MSCI INC                      CL A              55354G100   18,346     750,664 SH           DEFINED   1,2       750,664
NETAPP INC                    COM               64110D104   32,144   1,630,000 SH           DEFINED   1,2     1,630,000
NETSCOUT SYS INC              COM               64115T104    2,495     266,000 SH           DEFINED   1,2       266,000
NETSUITE INC                  COM               64118Q107    1,429     121,000 SH           DEFINED   1,2       121,000
NICE SYS LTD                  SPONSORED ADR     653656108    6,586     285,500 SH           DEFINED   1,2       285,500
ON SEMICONDUCTOR CORP         COM               682189105   24,456   3,565,000 SH           DEFINED   1,2     3,565,000
PENNEY J C INC                COM               708160106   26,643     928,000 SH           DEFINED   1,2       928,000
PERKINELMER INC               COM               714046109    6,461     371,314 SH           DEFINED   1,2       371,314
PHARMACEUTICAL PROD DEV INC   COM               717124101    5,681     244,647 SH           DEFINED   1,2       244,647
PHARMACEUTICAL PROD DEV INC   COM               717124101    4,644     200,000     CALL     DEFINED   1,2       200,000
PHILLIPS VAN HEUSEN CORP      COM               718592108   28,492     993,100 SH           DEFINED   1,2       993,100
QUALCOMM INC                  COM               747525103   18,758     415,000 SH           DEFINED   1,2       415,000
QUALITY SYS INC               COM               747582104    1,514      26,584 SH           DEFINED   1,2        26,584
SOLARWINDS INC                COM               83416B109    2,061     125,000 SH           DEFINED   1,2       125,000
STEC INC                      COM               784774101   28,756   1,240,000 SH           DEFINED   1,2     1,240,000
SYMANTEC CORP                 COM               871503108   46,553   2,988,000 SH           DEFINED   1,2     2,988,000
SYNAPTICS INC                 COM               87157D109   14,107     365,000 SH           DEFINED   1,2       365,000
SYNOPSYS INC                  COM               871607107    3,414     175,000 SH           DEFINED   1,2       175,000
TERADYNE INC                  COM               880770102    9,861   1,437,500 SH           DEFINED   1,2     1,437,500
THERMO FISHER SCIENTIFIC INC  COM               883556102   18,772     460,440 SH           DEFINED   1,2       460,440
THERMO FISHER SCIENTIFIC INC  COM               883556102    8,154     200,000     CALL     DEFINED   1,2       200,000
WALGREEN CO                   COM               931422109   21,477     730,517 SH           DEFINED   1,2       730,517
WORLD FUEL SVCS CORP          COM               981475106   10,308     250,000 SH           DEFINED   1,2       250,000







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